Deferred Government Subsidy (Details) - GMB BJ [Member]	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)
Deferred Government Subsidy [Line Items]
Future incremental costs			¥ 21,926,900
Received government subsidy	$ 2,739,989	¥ 20,000,000